Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2019
Statement Of Cash Flows Abstract [Abstract]
Disclosure Of Cash Flow Statement Explanatory

38. Supplemental Cash Flow Information

Cash and cash equivalents as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Cash	￦	2,186,035	￦	2,311,418
Checks with other banks		872,166		383,500
Due from Bank of Korea		9,098,891		8,607,911
Due from other financial institutions		8,117,398		9,535,049

Sub-total		20,274,490		20,837,878

Due from financial institutions at fair value through profit or loss		381,718		216,367

		20,656,208		21,054,245

Restricted cash from financial institutions		(12,347,627)		(13,372,966)

Due from financial institutions with original maturities over three months		(1,665,765)		(1,557,554)

Sub-total		(14,013,392)		(14,930,520)

Total	￦	6,642,816	￦	6,123,725

Significant non-cash transactions for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017		2018		2019
	(In millions of Korean won)
Decrease in loans due to the write-offs	￦	1,033,056	￦	1,079,435	￦	1,188,584
Changes in accumulated other comprehensive income due to valuation of financial investments		89,117		—		—
Changes in accumulated other comprehensive income due to valuation of financial investments at fair value through other comprehensive income		—		119,182		35,490
Changes in accumulated other comprehensive income from measurement of investment securities in associates		100,735		(3,733)		7,695
Changes in shares of investment in associate due to KB Insurance Co., Ltd.’s inclusion of the consolidation scope		(1,417,397)		—		—
Changes in other payables due to treasury stock trust agreement, etc.		18,802		6,678		—
Changes in financial instruments due to debt-for-equity swap		10,250		22,286		104,815

Cash inflows and outflows from income tax, interests and dividends for the year December 31, 2017, 2018 and 2019, are as follows:

	Activity	2017		2018		2019
		(In millions of Korean won)
Income tax paid	Operating	￦	646,802	￦	759,013	￦	1,223,084
Interest received	Operating		11,243,363		13,958,806		14,936,705
Interest paid	Operating		3,444,715		4,369,345		5,365,595
Dividends received	Operating		229,289		235,243		185,846
Dividends paid	Financing		497,969		766,728		766,249

Changes in liabilities arising from financing activities

Changes in liabilities and assets that arising from financing activities for the year ended December 31, 2019 are as follows:

	2019
					Non-cash changes
	Beginning		Net cash flows		Acquisition (Disposal)		Changes in foreign exchange rates		Changes in fair value		Subsidiaries		Other changes		Ending
Derivatives held for hedging[1]	￦	8,049	￦	(28,631)	￦	—	￦	—	￦	139,771	￦	—	￦	67,912	￦	187,101
Debts		86,283,531		2,537,391		—		397,571		67,297		(602,388)		71,041		88,754,443
Other payables from trust accounts		5,285,108		(68,648)		—		—		—		—		—		5,216,460
Change of Non-controlling equity		9,110		574,580		—		345		—		—		1,372		585,407
Others		167,128		(95,723)		766,259		35,591		—		—		(4,699)		868,556

	￦	91,752,926	￦	2,918,969	￦	766,259	￦	433,507	￦	207,068	￦	(602,388)	￦	135,626	￦	95,611,967

[1]	Derivatives held for hedging purposes are the net amount after offsetting liabilities from assets

The net cash inflow associated with the change of the subsidiaries for the year ended December 31, 2019 was ￦ 91,592 million.